Non-controlling Interests (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current assets	$ 1,511,097,013	$ 1,771,266,840
Total non-current assets	2,134,289,956	2,218,450,150
Current liabilities	795,650,399	860,006,211
Non-current liabilities	1,233,276,067	1,457,195,469
Dividends paid	11,939,712	12,792,104
Non-controlling interests
IfrsStatementLineItems [Line Items]
Current assets	796,162,556	813,042,655
Total non-current assets	839,974,559	892,225,098
Current liabilities	486,847,357	549,971,229
Non-current liabilities	$ 134,792,829	$ 145,249,838